Tax on Profit on Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		19.00%	20.00%	19.00%	19.00%	19.75%
UK corporation tax based on the results for the year ended 30 June 2019 at 19% (2018 : 19%, 2017: 19.75%)				£ 4,636	£ 1,977	£ 1,664
Overseas tax				5,207	4,048	3,066
Current Tax				9,843	6,025	4,730
Deferred Tax				(3,750)	(350)	138
Total tax				£ 6,093	£ 5,675	£ 4,868
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%